UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	140,556,298	267,750,471
0.1%	Other Investment Company	94,111	94,111
0.5%	Short-Term Investment	1,391,445	1,391,445
100.0%	Total Investments	142,041,854	269,236,027
0.0%	Other Assets and Liabilities, Net		69,005
100.0%	Net Assets		269,305,032

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.0%
BorgWarner, Inc.	3,100	109,058
Delphi Automotive plc	3,858	275,153
Ford Motor Co.	55,502	669,909
General Motors Co.	19,795	628,887
Harley-Davidson, Inc.	2,702	142,098
Johnson Controls International plc	13,150	611,869
The Goodyear Tire & Rubber Co.	3,662	118,283
		2,555,257
Banks 5.3%
Bank of America Corp.	146,864	2,298,422
BB&T Corp.	11,692	441,022
Citigroup, Inc.	41,376	1,954,189
Citizens Financial Group, Inc.	7,192	177,714
Comerica, Inc.	2,430	114,988
Fifth Third Bancorp	10,505	214,932
Huntington Bancshares, Inc.	15,056	148,452
JPMorgan Chase & Co.	51,758	3,446,565
KeyCorp	15,700	191,069
M&T Bank Corp.	2,371	275,273
People's United Financial, Inc.	5,100	80,682
Regions Financial Corp.	17,127	169,044
SunTrust Banks, Inc.	7,200	315,360
The PNC Financial Services Group, Inc.	7,120	641,441
U.S. Bancorp	22,754	975,919
Wells Fargo & Co.	64,615	2,861,152
Zions Bancorp	2,908	90,206
		14,396,430
Security	Number of Shares	Value ($)
Capital Goods 7.0%
3M Co.	8,751	1,542,189
Acuity Brands, Inc.	600	158,760
Allegion plc	1,233	84,966
AMETEK, Inc.	3,409	162,882
Caterpillar, Inc.	8,231	730,666
Cummins, Inc.	2,379	304,869
Deere & Co.	4,257	363,335
Dover Corp.	2,100	154,644
Eaton Corp. plc	6,734	442,491
Emerson Electric Co.	8,911	485,739
Fastenal Co.	3,952	165,115
Flowserve Corp.	1,700	82,008
Fluor Corp.	2,000	102,640
Fortive Corp.	4,153	211,388
Fortune Brands Home & Security, Inc.	2,200	127,820
General Dynamics Corp.	4,045	627,622
General Electric Co.	128,276	3,799,535
Honeywell International, Inc.	10,869	1,267,217
Illinois Tool Works, Inc.	4,673	560,012
Ingersoll-Rand plc	3,600	244,584
Jacobs Engineering Group, Inc. *	1,583	81,873
L-3 Communications Holdings, Inc.	1,100	165,803
Lockheed Martin Corp.	3,630	870,184
Masco Corp.	4,821	165,408
Northrop Grumman Corp.	2,554	546,428
PACCAR, Inc.	5,130	301,541
Parker-Hannifin Corp.	1,835	230,348
Pentair plc	2,399	154,112
Quanta Services, Inc. *	2,497	69,891
Raytheon Co.	4,213	573,516
Rockwell Automation, Inc.	1,785	218,377
Rockwell Collins, Inc.	1,900	160,246
Roper Technologies, Inc.	1,379	251,626
Snap-on, Inc.	788	119,744
Stanley Black & Decker, Inc.	2,223	273,384
Textron, Inc.	3,674	146,041
The Boeing Co.	8,319	1,095,945
TransDigm Group, Inc. *	750	216,840
United Rentals, Inc. *	1,200	94,188
United Technologies Corp.	11,154	1,133,246
W.W. Grainger, Inc.	842	189,315
Xylem, Inc.	2,695	141,353
		18,817,891
Commercial & Professional Supplies 0.6%
Cintas Corp.	1,157	130,278
Equifax, Inc.	1,742	234,439
Nielsen Holdings plc	4,983	266,939
Pitney Bowes, Inc.	2,900	52,664
Republic Services, Inc.	3,336	168,301
Robert Half International, Inc.	1,750	66,255
Stericycle, Inc. *	1,300	104,182

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Dun & Bradstreet Corp.	500	68,310
Verisk Analytics, Inc. *	2,100	170,688
Waste Management, Inc.	5,655	360,563
		1,622,619
Consumer Durables & Apparel 1.4%
Coach, Inc.	3,894	142,365
D.R. Horton, Inc.	4,522	136,564
Garmin Ltd.	1,500	72,165
Hanesbrands, Inc.	5,646	142,562
Harman International Industries, Inc.	1,200	101,340
Hasbro, Inc.	1,675	132,878
Leggett & Platt, Inc.	1,900	86,602
Lennar Corp., Class A	2,300	97,382
Mattel, Inc.	4,800	145,344
Michael Kors Holdings Ltd. *	2,700	126,333
Mohawk Industries, Inc. *	900	180,306
Newell Brands, Inc.	7,024	369,884
NIKE, Inc., Class B	18,914	995,822
PulteGroup, Inc.	4,442	89,018
PVH Corp.	1,086	120,003
Ralph Lauren Corp.	742	75,046
Under Armour, Inc., Class A *(b)	2,452	94,843
Under Armour, Inc., Class C *	2,469	83,600
VF Corp.	4,940	276,887
Whirlpool Corp.	1,133	183,727
		3,652,671
Consumer Services 1.6%
Carnival Corp.	6,322	308,640
Chipotle Mexican Grill, Inc. *	409	173,211
Darden Restaurants, Inc.	1,591	97,560
H&R Block, Inc.	3,738	86,535
Marriott International, Inc., Class A	4,545	306,015
McDonald's Corp.	12,182	1,405,316
Royal Caribbean Cruises Ltd.	2,400	179,880
Starbucks Corp.	20,788	1,125,462
Wyndham Worldwide Corp.	1,580	106,381
Wynn Resorts Ltd.	1,057	102,973
Yum! Brands, Inc.	5,300	481,293
		4,373,266
Diversified Financials 4.8%
Affiliated Managers Group, Inc. *	700	101,290
American Express Co.	10,872	696,243
Ameriprise Financial, Inc.	2,363	235,757
Berkshire Hathaway, Inc., Class B *	27,016	3,903,002
BlackRock, Inc.	1,750	634,305
Capital One Financial Corp.	7,380	530,105
CME Group, Inc.	4,831	504,936
Discover Financial Services	5,890	333,079
E*TRADE Financial Corp. *	4,176	121,605
Franklin Resources, Inc.	5,600	199,192
Intercontinental Exchange, Inc.	1,659	446,868
Invesco Ltd.	5,704	178,364
Legg Mason, Inc.	1,300	43,524
Leucadia National Corp.	4,639	88,327
Moody's Corp.	2,423	262,362
Morgan Stanley	21,599	692,464
Security	Number of Shares	Value ($)
Nasdaq, Inc.	1,600	108,064
Navient Corp.	5,000	72,350
Northern Trust Corp.	3,131	212,877
S&P Global, Inc.	3,730	472,069
State Street Corp.	5,300	369,039
Synchrony Financial	11,692	327,376
T. Rowe Price Group, Inc.	3,523	234,279
The Bank of New York Mellon Corp.	15,078	601,311
The Charles Schwab Corp. (a)	16,949	535,080
The Goldman Sachs Group, Inc.	5,470	882,147
		12,786,015
Energy 7.2%
Anadarko Petroleum Corp.	7,933	502,635
Apache Corp.	5,208	332,635
Baker Hughes, Inc.	6,263	316,094
Cabot Oil & Gas Corp.	6,820	175,956
Chesapeake Energy Corp. *	9,356	58,662
Chevron Corp.	26,816	2,759,903
Cimarex Energy Co.	1,351	181,534
Concho Resources, Inc. *	1,900	260,965
ConocoPhillips	17,705	769,636
Devon Energy Corp.	7,532	332,236
EOG Resources, Inc.	7,875	761,591
EQT Corp.	2,600	188,812
Exxon Mobil Corp.	58,992	5,148,822
FMC Technologies, Inc. *	3,246	96,309
Halliburton Co.	12,495	560,776
Helmerich & Payne, Inc.	1,500	100,950
Hess Corp.	3,933	210,887
Kinder Morgan, Inc.	28,000	647,640
Marathon Oil Corp.	12,768	201,862
Marathon Petroleum Corp.	7,364	298,905
Murphy Oil Corp.	2,032	61,773
National Oilwell Varco, Inc.	5,001	183,737
Newfield Exploration Co. *	3,141	136,508
Noble Energy, Inc.	5,712	204,147
Occidental Petroleum Corp.	10,897	794,609
ONEOK, Inc.	3,300	169,587
Phillips 66	6,608	532,274
Pioneer Natural Resources Co.	2,385	442,775
Range Resources Corp.	2,814	109,042
Schlumberger Ltd.	19,594	1,540,872
Southwestern Energy Co. *	6,973	96,506
Spectra Energy Corp.	10,348	442,377
Tesoro Corp.	1,600	127,296
The Williams Cos., Inc.	9,690	297,774
Transocean Ltd. *	4,624	49,292
Valero Energy Corp.	6,665	353,245
		19,448,624
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	6,275	957,000
CVS Health Corp.	15,319	1,363,238
Sysco Corp.	7,464	365,810
The Kroger Co.	13,910	412,849
Wal-Mart Stores, Inc.	21,682	1,563,706

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Walgreens Boots Alliance, Inc.	12,321	993,319
Whole Foods Market, Inc.	4,500	127,575
		5,783,497
Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	27,606	1,745,527
Archer-Daniels-Midland Co.	8,235	347,270
Brown-Forman Corp., Class B	2,854	135,394
Campbell Soup Co.	2,545	139,212
ConAgra Foods, Inc.	6,278	295,757
Constellation Brands, Inc., Class A	2,520	419,555
Dr Pepper Snapple Group, Inc.	2,500	228,275
General Mills, Inc.	8,658	553,073
Hormel Foods Corp.	3,808	144,438
Kellogg Co.	3,800	294,386
McCormick & Co., Inc. — Non Voting Shares	1,600	159,872
Mead Johnson Nutrition Co.	2,800	221,228
Molson Coors Brewing Co., Class B	2,624	288,115
Mondelez International, Inc., Class A	22,096	970,014
Monster Beverage Corp. *	2,000	293,620
PepsiCo, Inc.	20,692	2,250,669
Philip Morris International, Inc.	22,071	2,145,743
Reynolds American, Inc.	11,894	560,802
The Coca-Cola Co.	55,145	2,333,736
The Hershey Co.	2,044	195,406
The JM Smucker Co.	1,646	223,099
The Kraft Heinz Co.	8,336	746,155
Tyson Foods, Inc., Class A	4,108	306,744
		14,998,090
Health Care Equipment & Services 5.4%
Abbott Laboratories	21,007	888,386
Aetna, Inc.	4,882	563,627
AmerisourceBergen Corp.	2,760	222,953
Anthem, Inc.	3,636	455,627
Baxter International, Inc.	7,127	339,245
Becton, Dickinson & Co.	3,087	554,826
Boston Scientific Corp. *	19,677	468,313
C.R. Bard, Inc.	1,020	228,766
Cardinal Health, Inc.	4,624	359,285
Centene Corp. *	2,400	160,704
Cerner Corp. *	4,200	259,350
Cigna Corp.	3,591	467,979
Danaher Corp.	8,707	682,542
DaVita, Inc. *	2,230	147,336
DENTSPLY SIRONA, Inc.	3,300	196,119
Edwards Lifesciences Corp. *	3,006	362,403
Express Scripts Holding Co. *	9,237	651,486
HCA Holdings, Inc. *	4,200	317,646
Henry Schein, Inc. *	1,200	195,576
Hologic, Inc. *	4,200	163,086
Humana, Inc.	2,080	367,931
Intuitive Surgical, Inc. *	551	399,381
Laboratory Corp. of America Holdings *	1,404	193,022
McKesson Corp.	3,168	528,264
Medtronic plc	19,905	1,719,792
Security	Number of Shares	Value ($)
Patterson Cos., Inc.	1,280	58,803
Quest Diagnostics, Inc.	1,960	165,875
St. Jude Medical, Inc.	3,978	317,285
Stryker Corp.	4,507	524,660
The Cooper Cos., Inc.	700	125,482
UnitedHealth Group, Inc.	13,581	1,901,340
Universal Health Services, Inc., Class B	1,300	160,186
Varian Medical Systems, Inc. *	1,300	129,389
Zimmer Biomet Holdings, Inc.	2,883	374,848
		14,651,513
Household & Personal Products 2.1%
Church & Dwight Co., Inc.	3,400	162,928
Colgate-Palmolive Co.	12,878	954,775
Coty, Inc., Class A *	1,000	23,500
Kimberly-Clark Corp.	5,113	644,954
The Clorox Co.	1,800	225,324
The Estee Lauder Cos., Inc., Class A	3,200	283,392
The Procter & Gamble Co.	38,010	3,411,397
		5,706,270
Insurance 2.6%
Aflac, Inc.	5,963	428,561
American International Group, Inc.	14,495	860,133
Aon plc	3,810	428,587
Arthur J. Gallagher & Co.	2,500	127,175
Assurant, Inc.	800	73,800
Chubb Ltd.	6,690	840,598
Cincinnati Financial Corp.	2,199	165,849
Lincoln National Corp.	3,262	153,249
Loews Corp.	3,891	160,115
Marsh & McLennan Cos., Inc.	7,298	490,790
MetLife, Inc.	15,362	682,534
Principal Financial Group, Inc.	3,663	188,681
Prudential Financial, Inc.	6,214	507,373
The Allstate Corp.	5,421	375,025
The Hartford Financial Services Group, Inc.	5,615	240,434
The Progressive Corp.	7,973	251,150
The Travelers Cos., Inc.	4,239	485,577
Torchmark Corp.	1,600	102,224
Unum Group	3,453	121,925
Willis Towers Watson plc	1,941	257,707
XL Group Ltd.	4,100	137,883
		7,079,370
Materials 2.9%
Air Products & Chemicals, Inc.	3,209	482,441
Albemarle Corp.	1,588	135,758
Alcoa, Inc.	18,755	190,176
Avery Dennison Corp.	1,300	101,127
Ball Corp.	2,459	201,515
CF Industries Holdings, Inc.	3,075	74,876
E.I. du Pont de Nemours & Co.	12,500	837,125
Eastman Chemical Co.	2,000	135,360
Ecolab, Inc.	3,897	474,343
FMC Corp.	1,700	82,178
Freeport-McMoRan, Inc.	18,077	196,316

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
International Flavors & Fragrances, Inc.	1,100	157,267
International Paper Co.	5,898	282,986
LyondellBasell Industries N.V., Class A	4,863	392,250
Martin Marietta Materials, Inc.	900	161,199
Monsanto Co.	6,262	639,976
Newmont Mining Corp.	7,552	296,718
Nucor Corp.	4,399	217,531
Owens-Illinois, Inc. *	2,000	36,780
PPG Industries, Inc.	3,708	383,259
Praxair, Inc.	4,062	490,812
Sealed Air Corp.	2,828	129,579
The Dow Chemical Co.	15,805	819,173
The Mosaic Co.	5,400	132,084
The Sherwin-Williams Co.	1,093	302,389
Vulcan Materials Co.	1,955	222,342
WestRock Co.	3,628	175,885
		7,751,445
Media 2.9%
CBS Corp., Class B — Non Voting Shares	5,780	316,397
Charter Communications, Inc., Class A *	3,100	836,907
Comcast Corp., Class A	34,292	2,274,931
Discovery Communications, Inc., Class A *	1,700	45,764
Discovery Communications, Inc., Class C *	3,900	102,609
News Corp., Class A	6,448	90,143
News Corp., Class B	2,000	28,440
Omnicom Group, Inc.	3,340	283,900
Scripps Networks Interactive, Inc., Class A	1,500	95,235
TEGNA, Inc.	2,960	64,706
The Interpublic Group of Cos., Inc.	5,697	127,328
The Walt Disney Co.	21,158	1,964,732
Time Warner, Inc.	11,027	877,859
Twenty-First Century Fox, Inc., Class A	15,958	386,503
Twenty-First Century Fox, Inc., Class B	6,100	150,914
Viacom, Inc., Class B	4,816	183,490
		7,829,858
Pharmaceuticals, Biotechnology & Life Sciences 9.1%
AbbVie, Inc.	23,109	1,457,485
Agilent Technologies, Inc.	4,601	216,661
Alexion Pharmaceuticals, Inc. *	3,139	384,653
Allergan plc *	5,647	1,300,561
Amgen, Inc.	10,603	1,768,687
Biogen, Inc. *	3,086	966,011
Bristol-Myers Squibb Co.	23,873	1,287,232
Celgene Corp. *	10,975	1,147,217
Eli Lilly & Co.	13,905	1,116,015
Endo International plc *	2,900	58,435
Gilead Sciences, Inc.	18,961	1,500,194
Illumina, Inc. *	2,100	381,486
Johnson & Johnson	39,210	4,631,877
Security	Number of Shares	Value ($)
Mallinckrodt plc *	1,500	104,670
Merck & Co., Inc.	39,727	2,479,362
Mettler-Toledo International, Inc. *	380	159,535
Mylan N.V. *	6,691	255,061
PerkinElmer, Inc.	1,500	84,165
Perrigo Co., plc	2,034	187,799
Pfizer, Inc.	86,176	2,918,781
Regeneron Pharmaceuticals, Inc. *	1,137	457,097
Thermo Fisher Scientific, Inc.	5,550	882,783
Vertex Pharmaceuticals, Inc. *	3,601	314,043
Waters Corp. *	1,100	174,339
Zoetis, Inc.	7,322	380,817
		24,614,966
Real Estate 3.0%
American Tower Corp.	6,048	685,420
Apartment Investment & Management Co., Class A	2,677	122,901
AvalonBay Communities, Inc.	1,908	339,319
Boston Properties, Inc.	2,109	287,436
CBRE Group, Inc., Class A *	4,000	111,920
Crown Castle International Corp.	4,703	443,070
Digital Realty Trust, Inc.	2,200	213,664
Equinix, Inc.	1,018	366,734
Equity Residential	5,100	328,083
Essex Property Trust, Inc.	900	200,430
Extra Space Storage, Inc.	1,700	134,997
Federal Realty Investment Trust	946	145,618
General Growth Properties, Inc.	7,900	218,040
HCP, Inc.	7,116	270,052
Host Hotels & Resorts, Inc.	10,460	162,862
Iron Mountain, Inc.	3,787	142,126
Kimco Realty Corp.	6,720	194,544
Prologis, Inc.	7,710	412,793
Public Storage	2,152	480,197
Realty Income Corp.	3,500	234,255
Simon Property Group, Inc.	4,401	911,051
SL Green Realty Corp.	1,500	162,150
The Macerich Co.	1,807	146,132
UDR, Inc.	3,600	129,564
Ventas, Inc.	4,819	340,366
Vornado Realty Trust	2,360	238,856
Welltower, Inc.	5,262	393,440
Weyerhaeuser Co.	11,194	357,536
		8,173,556
Retailing 5.6%
Advance Auto Parts, Inc.	1,000	149,120
Amazon.com, Inc. *	5,620	4,705,682
AutoNation, Inc. *	900	43,839
AutoZone, Inc. *	400	307,336
Bed Bath & Beyond, Inc.	2,316	99,843
Best Buy Co., Inc.	4,221	161,158
CarMax, Inc. *	2,726	145,432
Dollar General Corp.	3,485	243,915
Dollar Tree, Inc. *	3,334	263,153
Expedia, Inc.	1,650	192,588
Foot Locker, Inc.	1,900	128,668
Genuine Parts Co.	2,100	210,945
Kohl's Corp.	2,682	117,338

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
L Brands, Inc.	3,564	252,224
LKQ Corp. *	4,500	159,570
Lowe's Cos., Inc.	12,673	915,117
Macy's, Inc.	4,322	160,130
Netflix, Inc. *	6,037	594,946
Nordstrom, Inc. (b)	1,750	90,790
O'Reilly Automotive, Inc. *	1,409	394,675
Ross Stores, Inc.	5,678	365,095
Signet Jewelers Ltd.	1,100	81,983
Staples, Inc.	8,250	70,538
Target Corp.	8,376	575,264
The Gap, Inc.	3,476	77,306
The Home Depot, Inc.	17,774	2,287,158
The Priceline Group, Inc. *	709	1,043,287
The TJX Cos., Inc.	9,420	704,428
Tiffany & Co.	1,726	125,359
Tractor Supply Co.	1,900	127,965
TripAdvisor, Inc. *	1,500	94,770
Ulta Salon, Cosmetics & Fragrance, Inc. *	890	211,802
Urban Outfitters, Inc. *	1,200	41,424
		15,142,848
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	4,430	285,514
Applied Materials, Inc.	15,655	471,998
Broadcom Ltd.	5,704	984,054
First Solar, Inc. *	1,100	43,439
Intel Corp.	67,684	2,555,071
KLA-Tencor Corp.	2,200	153,362
Lam Research Corp.	2,312	218,970
Linear Technology Corp.	3,430	203,365
Microchip Technology, Inc.	3,000	186,420
Micron Technology, Inc. *	15,057	267,714
NVIDIA Corp.	7,668	525,411
Qorvo, Inc. *	1,950	108,693
QUALCOMM, Inc.	20,950	1,435,075
Skyworks Solutions, Inc.	2,600	197,964
Texas Instruments, Inc.	14,268	1,001,328
Xilinx, Inc.	3,513	190,896
		8,829,274
Software & Services 12.6%
Accenture plc, Class A	8,934	1,091,467
Activision Blizzard, Inc.	9,900	438,570
Adobe Systems, Inc. *	7,035	763,579
Akamai Technologies, Inc. *	2,375	125,851
Alliance Data Systems Corp. *	816	175,057
Alphabet, Inc., Class A *	4,183	3,363,383
Alphabet, Inc., Class C *	4,215	3,276,277
Autodesk, Inc. *	3,020	218,437
Automatic Data Processing, Inc.	6,615	583,443
CA, Inc.	4,044	133,776
Citrix Systems, Inc. *	2,060	175,553
Cognizant Technology Solutions Corp., Class A *	8,440	402,672
CSRA, Inc.	1,900	51,110
eBay, Inc. *	14,997	493,401
Electronic Arts, Inc. *	4,252	363,121
Facebook, Inc., Class A *	33,253	4,265,362
Security	Number of Shares	Value ($)
Fidelity National Information Services, Inc.	4,800	369,744
Fiserv, Inc. *	3,120	310,346
Global Payments, Inc.	2,100	161,196
International Business Machines Corp.	12,378	1,966,245
Intuit, Inc.	3,596	395,596
MasterCard, Inc., Class A	13,886	1,413,178
Microsoft Corp.	111,512	6,423,091
Oracle Corp.	43,262	1,699,331
Paychex, Inc.	4,446	257,290
PayPal Holdings, Inc. *	15,697	643,106
Red Hat, Inc. *	2,474	199,974
salesforce.com, Inc. *	9,269	661,158
Symantec Corp.	9,187	230,594
Teradata Corp. *	1,780	55,180
The Western Union Co.	6,559	136,558
Total System Services, Inc.	2,400	113,160
VeriSign, Inc. *	1,425	111,492
Visa, Inc., Class A	27,084	2,239,847
Xerox Corp.	14,267	144,525
Yahoo! Inc. *	12,294	529,872
		33,982,542
Technology Hardware & Equipment 5.2%
Amphenol Corp., Class A	4,400	285,648
Apple, Inc.	77,021	8,707,224
Cisco Systems, Inc.	72,161	2,288,947
Corning, Inc.	14,965	353,922
F5 Networks, Inc. *	895	111,553
FLIR Systems, Inc.	1,834	57,624
Harris Corp.	1,800	164,898
Hewlett Packard Enterprise Co.	24,669	561,220
HP, Inc.	24,769	384,663
Juniper Networks, Inc.	4,700	113,082
Motorola Solutions, Inc.	2,149	163,926
NetApp, Inc.	3,900	139,698
Seagate Technology plc	4,279	164,955
TE Connectivity Ltd.	5,232	336,836
Western Digital Corp.	3,861	225,753
		14,059,949
Telecommunication Services 2.6%
AT&T, Inc.	87,928	3,570,756
CenturyLink, Inc.	7,485	205,314
Frontier Communications Corp.	15,605	64,917
Level 3 Communications, Inc. *	3,967	183,989
Verizon Communications, Inc.	58,238	3,027,211
		7,052,187
Transportation 2.1%
Alaska Air Group, Inc.	1,800	118,548
American Airlines Group, Inc.	7,481	273,879
C.H. Robinson Worldwide, Inc.	2,200	155,012
CSX Corp.	13,501	411,780
Delta Air Lines, Inc.	10,922	429,890
Expeditors International of Washington, Inc.	2,600	133,952
FedEx Corp.	3,585	626,228
JB Hunt Transport Services, Inc.	1,192	96,719

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kansas City Southern	1,600	149,312
Norfolk Southern Corp.	4,200	407,652
Ryder System, Inc.	662	43,659
Southwest Airlines Co.	8,873	345,071
Union Pacific Corp.	11,856	1,156,316
United Continental Holdings, Inc. *	4,100	215,127
United Parcel Service, Inc., Class B	9,858	1,078,071
		5,641,216
Utilities 3.3%
AES Corp.	9,089	116,794
Alliant Energy Corp.	3,211	123,013
Ameren Corp.	3,700	181,966
American Electric Power Co., Inc.	7,169	460,322
American Water Works Co., Inc.	2,700	202,068
CenterPoint Energy, Inc.	6,450	149,834
CMS Energy Corp.	4,096	172,073
Consolidated Edison, Inc.	4,535	341,486
Dominion Resources, Inc.	9,126	677,788
DTE Energy Co.	2,438	228,367
Duke Energy Corp.	10,037	803,362
Edison International	4,480	323,680
Entergy Corp.	2,527	193,897
Eversource Energy	4,336	234,924
Exelon Corp.	12,760	424,780
FirstEnergy Corp.	5,981	197,851
NextEra Energy, Inc.	6,632	811,226
NiSource, Inc.	4,092	98,658
NRG Energy, Inc.	4,386	49,167
PG&E Corp.	7,114	435,163
Pinnacle West Capital Corp.	1,550	117,785
PPL Corp.	9,867	341,102
Public Service Enterprise Group, Inc.	7,414	310,424
SCANA Corp.	2,200	159,214
Sempra Energy	3,431	367,769
The Southern Co.	14,229	729,948
WEC Energy Group, Inc.	4,396	263,232
Xcel Energy, Inc.	6,933	285,224
		8,801,117
Total Common Stock
(Cost $140,556,298)		267,750,471

Other Investment Company 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.34% (c)	94,111	94,111
Total Other Investment Company
(Cost $94,111)		94,111
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets
Time Deposit 0.5%
Australia & New Zealand Banking Group Ltd.
0.15%, 10/03/16 (d)	1,391,445	1,391,445
Total Short-Term Investment
(Cost $1,391,445)		1,391,445

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $144,723,730 and the unrealized appreciation and depreciation were $128,776,284 and ($4,263,987), respectively, with a net unrealized appreciation of $124,512,297.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $92,181.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
In addition to the above, the fund held the following at 09/30/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 12/16/16	15	1,620,300	25,976

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$267,750,471	$—	$—	$267,750,471
Other Investment Company[1]	94,111	—	—	94,111
Short-Term Investment[1]	—	1,391,445	—	1,391,445
Total	$267,844,582	$1,391,445	$—	$269,236,027
Other Financial Instruments
Futures Contracts[2]	$25,976	$—	$—	$25,976
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of Portfolio Holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares during the report period:
Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/16	Market Value at 09/30/16	Realized Gains (Losses) 01/01/16 to 09/30/16	Dividends Received 01/01/16 to 09/30/16
15,749	1,200	—	16,949	$535,080	$—	$3,360
REG47715SEP16

Schwab Annuity Portfolios
Schwab Government Money Market Portfolio™
(formerly, Schwab Money Market Portfolio)
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
40.6%	Fixed-Rate Obligations	44,409,329	44,409,329
15.5%	Variable-Rate Obligations	17,001,230	17,001,230
0.1%	Other Investment Company	45,600	45,600
43.6%	Repurchase Agreements	47,782,077	47,782,077
99.8%	Total Investments	109,238,236	109,238,236
0.2%	Other Assets and Liabilities, Net		258,662
100.0%	Net Assets		109,496,898

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 40.6% of net assets
U.S. Government Agency Debt 33.2%
FEDERAL HOME LOAN BANKS		0.40%		10/03/16	1,000,000	999,978
		0.37%		10/18/16	2,000,000	1,999,650
		0.34%		11/16/16	1,000,000	999,560
		0.35%		11/16/16	1,000,000	999,553
		0.36%		11/21/16	1,500,000	1,499,235
		0.43%		01/11/17	3,000,000	2,999,751
		0.48%		02/15/17	1,000,000	998,181
		0.56%		03/15/17	2,000,000	1,994,867
		0.55%		05/25/17	250,000	249,099
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.40%		10/17/16	5,000,000	4,999,113
		0.45%		11/16/16	1,000,000	999,425
		0.45%		12/09/16	3,000,000	2,997,441
		0.40%		12/21/16	2,000,000	1,998,200
		0.50%		01/27/17	4,650,000	4,651,111
		0.48%		02/28/17	2,000,000	1,996,000
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.43%		10/05/16	3,000,000	2,999,857
		1.38%		11/15/16	1,000,000	1,000,977
		0.41%		01/17/17	2,000,000	1,997,540
						36,379,538
U.S. Treasury Debt 7.4%
UNITED STATES TREASURY		2.75%		11/30/16	1,000,000	1,003,817
		0.88%		01/31/17	1,000,000	1,001,691
		3.13%		01/31/17	1,000,000	1,008,848
		0.63%		02/15/17	1,000,000	1,000,576
		3.00%		02/28/17	1,000,000	1,010,742
		0.50%		02/28/17	1,000,000	1,000,133
    1

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.88%		02/28/17	1,000,000	1,002,028
		0.88%		04/15/17	1,000,000	1,001,956
						8,029,791
Total Fixed-Rate Obligations
(Cost $44,409,329)						44,409,329

Variable-Rate Obligations 15.5% of net assets
U.S. Government Agency Debt 15.1%
FEDERAL HOME LOAN BANKS		0.57%	10/23/16	01/23/17	5,000,000	5,000,000
		0.54%	10/15/16	03/15/17	1,000,000	1,000,000
		0.53%	11/24/16	05/24/17	5,000,000	5,000,000
		0.67%	11/02/16	11/02/17	1,000,000	999,591
		0.67%	11/26/16	02/26/18	1,000,000	1,000,000
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.56%	10/27/16	04/27/17	1,500,000	1,501,505
		0.57%	10/13/16	11/13/17	1,000,000	1,000,000
		0.63%	10/08/16	01/08/18	1,000,000	1,000,000
						16,501,096
U.S. Treasury Debt 0.4%
UNITED STATES TREASURY		0.33%	10/03/16	07/31/17	500,000	500,134
Total Variable-Rate Obligations
(Cost $17,001,230)						17,001,230
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
STATE STREET INSTITUTIONAL US GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(a)	0.27%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 43.6% of net assets
U.S. Treasury Repurchase Agreements 25.4%
BANK OF NOVA SCOTIA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $2,040,109, 1.75%, due 01/31/23)		0.45%		10/03/16	2,000,000	2,000,000
BARCLAYS CAPITAL INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $15,077,787, 1.38%, due 09/30/23)		0.47%		10/03/16	14,782,077	14,782,077
DEUTSCHE BANK SECURITIES INC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $1,020,088, 1.63%, due 02/15/26)		0.50%		10/03/16	1,000,000	1,000,000
2

Schwab Government Money Market Portfolio
Portfolio Holdings (Unaudited) continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Treasury Securities valued at $10,200,036, 0.63% - 2.50%, due 05/31/17 - 05/15/24)		0.50%		10/03/16	10,000,000	10,000,000
						27,782,077
U.S. Government Agency Repurchase Agreements 18.2%
BNP PARIBAS SA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Securities valued at $10,250,490, 1.38% - 6.50%, due 09/11/20 - 12/01/45)		0.50%		10/03/16	10,000,000	10,000,000
WELLS FARGO BANK NA
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Securities valued at $5,200,217, 3.00% due 01/01/43)		0.50%		10/03/16	5,000,000	5,000,000
WELLS FARGO SECURITIES LLC
Issued 09/30/16, repurchase date 10/03/16 (Collateralized by U.S. Government Securities valued at $5,200,217, 1.87% - 8.50%, due 10/25/16 - 12/01/39)		0.50%		10/03/16	5,000,000	5,000,000
						20,000,000
Total Repurchase Agreements
(Cost $47,782,077)						47,782,077

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $109,238,236.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$44,409,329	$—	$44,409,329
Variable-Rate Obligations[1]	—	17,001,230	—	17,001,230
Other Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	47,782,077	—	47,782,077
Total	$45,600	$109,192,636	$—	$109,238,236
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
    3

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
4

Schwab Government Money Market Portfolio
Notes to Portfolio Holdings (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47713SEP16
5

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.3%	Other Investment Companies	16,661,262	26,434,026
1.9%	Short-Term Investments	492,068	492,068
100.2%	Total Investments	17,153,330	26,926,094
(0.2%)	Other Assets and Liabilities, Net		(42,379)
100.0%	Net Assets		26,883,715

Security	Number of Shares	Value ($)
Other Investment Companies 98.3% of net assets
Equity Funds 80.4%
International 20.1%
Schwab International Index Fund (a)	301,111	5,401,932
Large-Cap 40.1%
Schwab 1000 Index Fund (a)	50,607	2,703,421
Schwab S&P 500 Index Fund (a)	237,457	8,073,534
		10,776,955
Small-Cap 20.2%
Schwab Small-Cap Index Fund (a)	202,482	5,440,690
		21,619,577
Fixed-Income Fund 14.8%
Intermediate-Term Bond 14.8%
Schwab Total Bond Market Fund (a)	407,796	3,976,014
Security	Number of Shares	Value ($)
Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.53% (a)(b)	838,183	838,435
Total Other Investment Companies
(Cost $16,661,262)		26,434,026
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
Skandinaviska Enskilda Banken
0.15%, 10/03/16 (c)	224,735	224,735
Sumitomo Mitsui Banking Corp.
0.15%, 10/03/16 (c)	267,333	267,333
Total Short-Term Investments
(Cost $492,068)		492,068

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $17,851,891 and the unrealized appreciation and depreciation were $9,074,203 and ($0), respectively, with a net unrealized appreciation of $9,074,203.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund's investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$26,434,026	$—	$—	$26,434,026
Short-Term Investments[1]	—	492,068	—	492,068
Total	$26,434,026	$492,068	$—	$26,926,094
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
    1

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the
2

Schwab MarketTrack Growth Portfolio II
Notes to Portfolio Holdings (continued)
value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended September 30, 2016:
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/16	Market Value at 09/30/16	Realized Gains (Losses) 01/01/16 to 09/30/16	Distributions Received* 01/01/16 to 09/30/16
Schwab 1000 Index Fund	60,017	530	(9,940)	50,607	$2,703,421	$106,554	$—
Schwab International Index Fund	340,402	4,816	(44,107)	301,111	5,401,932	10,605	—
Schwab S&P 500 Index Fund	285,453	5,399	(53,395)	237,457	8,073,534	566,993	—
Schwab Small-Cap Index Fund	240,355	10,278	(48,151)	202,482	5,440,690	188,960	—
Schwab Total Bond Market Fund	472,937	18,262	(83,403)	407,796	3,976,014	15,154	69,275
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	536,267	300,304	(836,571)	—	—	—	369
Schwab Variable Share Price Money Fund, Ultra Shares	—	838,183	—	838,183	838,435	—	1,805
Total					$26,434,026	$888,266	$71,449
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG47714SEP16
3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.4%	Other Investment Companies	53,279,937	56,215,640
1.8%	Short-Term Investments	1,025,934	1,025,934
100.2%	Total Investments	54,305,871	57,241,574
(0.2%)	Other Assets and Liabilities, Net		(127,101)
100.0%	Net Assets		57,114,473

Security	Number of Shares	Value ($)
Other Investment Companies 98.4% of net assets
U.S. Stocks 20.2%
Large-Cap 15.0%
Schwab U.S. Large-Cap ETF (a)	165,773	8,557,202
Micro-Cap 1.0%
iShares Micro-Cap ETF	7,498	584,919
Small-Cap 4.2%
Schwab U.S. Small-Cap ETF (a)	41,970	2,415,374
		11,557,495
International Stocks 18.1%
Developed-Market Large-Cap 11.0%
Schwab International Equity ETF (a)	218,656	6,295,106
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	37,716	1,164,670
Emerging-Market 5.1%
Schwab Emerging Markets Equity ETF (a)	125,518	2,894,445
		10,354,221
Real Assets 8.9%
Commodity 2.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	320,508	1,583,312
Real Estate 6.1%
Schwab U.S. REIT ETF (a)	82,344	3,511,971
		5,095,283
Fixed Income 38.0%
Inflation-Protected Bond 1.9%
Schwab U.S. TIPS ETF (a)	18,361	1,048,046
Security	Number of Shares	Value ($)
Intermediate-Term Bond 34.1%
Schwab U.S. Aggregate Bond ETF (a)	363,249	19,495,574
International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF *	40,238	1,160,464
		21,704,084
Money Market Fund 13.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.53% (a)(b)	7,502,306	7,504,557
Total Other Investment Companies
(Cost $53,279,937)		56,215,640
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets
Time Deposits 1.8%
Australia & New Zealand Banking Group Ltd.
0.15%, 10/03/16 (c)	570,768	570,768
Sumitomo Mitsui Banking Corp.
0.15%, 10/03/16 (c)	455,166	455,166
Total Short-Term Investments
(Cost $1,025,934)		1,025,934

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $54,647,835 and the unrealized appreciation and depreciation were $3,013,999 and ($420,260) respectively, with a net unrealized appreciation of $2,593,739.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

    1

Schwab VIT Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$56,215,640	$—	$—	$56,215,640
Short-Term Investments[1]	—	1,025,934	—	1,025,934
Total	$56,215,640	$1,025,934	$—	$57,241,574
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
2

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or
3

Schwab VIT Balanced Portfolio
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended September 30, 2016:
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/16	Market Value at 09/30/16	Realized Gains (Losses) 01/01/16 to 09/30/16	Distributions Received* 01/01/16 to 09/30/16
Schwab Emerging Markets Equity ETF	114,515	19,543	(8,540)	125,518	$2,894,445	($33,245)	$—
Schwab Intermediate-Term U.S. Treasury ETF	111,841	11,038	(122,879)	—	—	236,120	39,766
Schwab International Equity ETF	199,918	35,805	(17,067)	218,656	6,295,106	(59,808)	—
Schwab International Small-Cap Equity ETF	33,850	6,822	(2,956)	37,716	1,164,670	(7,939)	—
Schwab U.S. Aggregate Bond ETF	—	371,806	(8,557)	363,249	19,495,574	338	103,416
Schwab U.S. Large-Cap ETF	156,809	20,888	(11,924)	165,773	8,557,202	(1,706)	111,245
Schwab U.S. REIT ETF	80,742	12,161	(10,559)	82,344	3,511,971	32,772	55,577
Schwab U.S. Small-Cap ETF	37,649	8,122	(3,801)	41,970	2,415,374	3,272	24,022
Schwab U.S. TIPS ETF	15,987	3,785	(1,411)	18,361	1,048,046	(3,077)	—
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	6,086,933	2,403	(6,089,336)	—	—	—	2,885
Schwab Variable Share Price Money Fund, Ultra Shares	—	7,502,306	—	7,502,306	7,504,557	—	14,790
Total					$52,886,945	$166,727	$351,701
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG68012SEP16
4

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	121,090,282	128,406,093
3.0%	Short-Term Investments	3,893,469	3,893,469
100.9%	Total Investments	124,983,751	132,299,562
(0.9%)	Other Assets and Liabilities, Net		(1,196,585)
100.0%	Net Assets		131,102,977

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
U.S. Stocks 29.3%
Large-Cap 22.0%
Schwab U.S. Large-Cap ETF (a)	558,467	28,828,067
Micro-Cap 1.0%
iShares Micro-Cap ETF	17,418	1,358,778
Small-Cap 6.3%
Schwab U.S. Small-Cap ETF (a)	143,238	8,243,347
		38,430,192
International Stocks 26.0%
Developed-Market Large-Cap 17.0%
Schwab International Equity ETF (a)	772,795	22,248,768
Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	128,597	3,971,075
Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF (a)	340,017	7,840,792
		34,060,635
Real Assets 9.8%
Commodity 3.7%
Credit Suisse Commodity Return Strategy Fund, Class I *	993,883	4,909,781
Real Estate 6.1%
Schwab U.S. REIT ETF (a)	186,924	7,972,309
		12,882,090
Fixed Income 29.9%
Inflation-Protected Bond 1.8%
Schwab U.S. TIPS ETF (a)	41,308	2,357,861
Security	Number of Shares	Value ($)
Intermediate-Term Bond 27.1%
Schwab U.S. Aggregate Bond ETF (a)	663,132	35,590,294
International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF *	45,104	1,300,799
		39,248,954
Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.53% (a)(b)	3,783,087	3,784,222
Total Other Investment Companies
(Cost $121,090,282)		128,406,093
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.0% of net assets
Time Deposits 3.0%
Citibank
0.15%, 10/03/16 (c)	1,282,337	1,282,337
Skandinaviska Enskilda Banken
0.15%, 10/03/16 (c)	1,305,566	1,305,566
Sumitomo Mitsui Banking Corp.
0.15%, 10/03/16 (c)	1,305,566	1,305,566
Total Short-Term Investments
(Cost $3,893,469)		3,893,469

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $125,486,963 and the unrealized appreciation and depreciation were $8,797,741 and ($1,985,142) respectively, with a net unrealized appreciation of $6,812,599.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

    1

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$128,406,093	$—	$—	$128,406,093
Short-Term Investments[1]	—	3,893,469	—	3,893,469
Total	$128,406,093	$3,893,469	$—	$132,299,562
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
2

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or
3

Schwab VIT Balanced with Growth Portfolio
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended September 30, 2016:
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/16	Market Value at 09/30/16	Realized Gains (Losses) 01/01/16 to 09/30/16	Distributions Received* 01/01/16 to 09/30/16
Schwab Emerging Markets Equity ETF	326,853	22,314	(9,150)	340,017	$7,840,792	($49,159)	$—
Schwab Intermediate-Term U.S. Treasury ETF	195,906	8,249	(204,155)	—	—	391,492	66,969
Schwab International Equity ETF	717,109	67,035	(11,349)	772,795	22,248,768	(43,735)	—
Schwab International Small-Cap Equity ETF	120,170	9,943	(1,516)	128,597	3,971,075	(5,017)	—
Schwab U.S. Aggregate Bond ETF	—	663,132	—	663,132	35,590,294	—	184,351
Schwab U.S. Large-Cap ETF	531,657	35,840	(9,030)	558,467	28,828,067	(8,190)	366,176
Schwab U.S. REIT ETF	188,568	12,895	(14,539)	186,924	7,972,309	52,023	124,354
Schwab U.S. Small-Cap ETF	131,399	15,733	(3,894)	143,238	8,243,347	(26,617)	80,123
Schwab U.S. TIPS ETF	37,266	4,042	—	41,308	2,357,861	—	—
Schwab Value Advantage Money Fund, Ultra Shares	2,776,312	1,096	(2,777,408)	—	—	—	1,316
Schwab Variable Share Price Money Fund, Ultra Shares	—	3,783,087	—	3,783,087	3,784,222	—	6,651
Total					$120,836,735	$310,797	$829,940
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG68013SEP16
4

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio
Portfolio Holdings  as of September 30, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.4%	Other Investment Companies	116,801,811	125,778,446
2.6%	Short-Term Investments	3,358,285	3,358,285
100.0%	Total Investments	120,160,096	129,136,731
0.0%	Other Assets and Liabilities, Net		13,173
100.0%	Net Assets		129,149,904

Security	Number of Shares	Value ($)
Other Investment Companies 97.4% of net assets
U.S. Stocks 38.1%
Large-Cap 28.8%
Schwab U.S. Large-Cap ETF (a)	721,768	37,257,664
Micro-Cap 2.1%
iShares Micro-Cap ETF	34,962	2,727,386
Small-Cap 7.2%
Schwab U.S. Small-Cap ETF (a)	160,937	9,261,924
		49,246,974
International Stocks 34.2%
Developed-Market Large-Cap 21.1%
Schwab International Equity ETF (a)	945,594	27,223,651
Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	210,966	6,514,630
Emerging-Market 8.1%
Schwab Emerging Markets Equity ETF (a)	454,549	10,481,900
		44,220,181
Real Assets 9.9%
Commodity 3.8%
Credit Suisse Commodity Return Strategy Fund, Class I *	982,517	4,853,635
Real Estate 6.1%
Schwab U.S. REIT ETF (a)	185,210	7,899,206
		12,752,841
Security	Number of Shares	Value ($)
Fixed Income 12.8%
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF (a)	17,692	1,009,859
Intermediate-Term Bond 12.0%
Schwab U.S. Aggregate Bond ETF (a)	288,056	15,459,966
		16,469,825
Money Market Fund 2.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.53% (a)(b)	3,087,698	3,088,625
Total Other Investment Companies
(Cost $116,801,811)		125,778,446
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.6% of net assets
Time Deposits 2.6%
Australia & New Zealand Banking Group Ltd.
0.15%, 10/03/16 (c)	1,284,341	1,284,341
Skandinaviska Enskilda Banken
0.15%, 10/03/16 (c)	789,603	789,603
Sumitomo Mitsui Banking Corp.
0.15%, 10/03/16 (c)	1,284,341	1,284,341
Total Short-Term Investments
(Cost $3,358,285)		3,358,285

End of Investments.

At 09/30/16, the tax basis cost of the fund's investments was $121,101,032 and the unrealized appreciation and depreciation were $10,319,746 and ($2,284,047), respectively, with a net unrealized appreciation of $8,035,699.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

    1

Schwab VIT Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of September 30, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$125,778,446	$—	$—	$125,778,446
Short-Term Investments[1]	—	3,358,285	—	3,358,285
Total	$125,778,446	$3,358,285	$—	$129,136,731
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2016.
2

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or
3

Schwab VIT Growth Portfolio
Notes to Portfolio Holdings (continued)
more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. Below is a summary of the fund's transactions with their affiliated underlying funds during the period ended September 30, 2016:
Underlying Funds	Balance of Shares Held at 12/31/15	Gross Purchases	Gross Sales	Balance of Shares Held at 09/30/2016	Market Value at 09/30/2016	Realized Gains (Losses) 01/01/16 to 09/30/2016	Distributions Received* 01/01/16 to 09/30/2016
Schwab Emerging Markets Equity ETF	466,231	22,921	(34,603)	454,549	$10,481,900	($154,068)	$—
Schwab Intermediate-Term U.S. Treasury ETF	110,435	5,119	(115,554)	—	—	239,239	38,658
Schwab International Equity ETF	924,637	50,346	(29,389)	945,594	27,223,651	(131,439)	—
Schwab International Small-Cap Equity ETF	209,490	10,950	(9,474)	210,966	6,514,630	(30,807)	—
Schwab U.S. Aggregate Bond ETF	—	290,260	(2,204)	288,056	15,459,966	315	82,076
Schwab U.S. Large-Cap ETF	729,210	24,868	(32,310)	721,768	37,257,664	(58,780)	487,027
Schwab U.S. REIT ETF	197,248	6,014	(18,052)	185,210	7,899,206	59,645	125,941
Schwab U.S. Small-Cap ETF	160,400	14,043	(13,506)	160,937	9,261,924	(36,343)	93,251
Schwab U.S. TIPS ETF	16,084	2,040	(432)	17,692	1,009,859	(526)	—
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	3,080,543	1,216	(3,081,759)	—	—	—	1,460
Schwab Variable Share Price Money Fund, Ultra Shares	—	3,087,698	—	3,087,698	3,088,625	—	6,651
Total					$118,197,425	($112,764)	$835,064
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
REG68014SEP16
4

Item 2. Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	November 8, 2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	November 8, 2016